Shareholders’ Equity	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Shareholders’ Equity

Note 5 – Shareholders’ Equity

During the nine months ended September 30, 2021, the Company issued a total of 103,673,969 shares of Common Stock valued at $11,981,072 for the conversion of outstanding notes payable, reducing the debt by $1,233,028 and interest payable by $38,201 and generating a loss on conversion of $10,709,843. In addition, the Company issued 60,000,000 shares of Common Stock valued at $918,000 to its Officers and Directors as compensation for their services to the Company. The fair value of the stock was based on the closing price of the stock on the date of the transaction.

The Company declared no dividends through September 30, 2021.